Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and its NEOs pay.
Pay Versus Performance Table
The table below presents information on the compensation of our Chief Executive Officer and our other NEOs in comparison to certain performance metrics for 2024, 2023 and 2022. The metrics are not those that the Compensation Committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

Year	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(1)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(3)	Value of initial fixed $100 investment based on total shareholder return (TSR):	Net Loss (in thousands)
2024	$1,260,285	$1,642,223	$453,514	$537,861	$4	$(12,978)
2023	$1,134,027	$1,572,904	$607,248	$790,812	$6	$(13,316)
2022	$954,651	$1,640,473	$541,994	$805,429	$30	$(20,275)

(1)	For each year shown, the Chief Executive Officer was Marc H. Hendrick, M.D. and the other NEOs were Andrew Sims and Dr. Norman LaFrance.
(2)	Amounts in this column represent the “Total” rows set forth in the Summary Compensation Table (“SCT”) below.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Summary Compensation Table (SCT)

2024	CEO	Non-CEO NEOs
SCT Total Compensation	1,260,285	907,028
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(335,348)	(74,758)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/2024	293,057	45,235
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	130,286	64,386
Add Fair Value of Awards Granted and Vested in 2024 as of the Vesting Date	48,692	7,079
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	245,251	126,753
Total Compensation Actually Paid	1,642,223	1,075,723

2023	CEO	Non-CEO NEOs
SCT Total Compensation	1,134,027	1,214,496
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(188,692)	(69,966)
Add Fair Value of Awards Granted in 2023 Unvested as of 12/31/2023	117,465	156,763
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/23	238,910	103,799
Add Fair Value of Awards Granted and Vested in 2023 as of the Vesting Date	35,158	13,068
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	236,036	163,464
Total Compensation Actually Paid	1,572,904	1,581,624

2022	CEO	Non-CEO NEOs
SCT Total Compensation	954,651	1,083,987
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/22	449,783	359,663
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	236,039	167,207
Total Compensation Actually Paid	1,640,473	1,610,857

Named Executive Officers, Footnote
(1)	For each year shown, the Chief Executive Officer was Marc H. Hendrick, M.D. and the other NEOs were Andrew Sims and Dr. Norman LaFrance.

PEO Total Compensation Amount	$ 1,260,285	$ 1,134,027	$ 954,651
PEO Actually Paid Compensation Amount	$ 1,642,223	1,572,904	1,640,473
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Summary Compensation Table (SCT)

2024	CEO	Non-CEO NEOs
SCT Total Compensation	1,260,285	907,028
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(335,348)	(74,758)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/2024	293,057	45,235
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	130,286	64,386
Add Fair Value of Awards Granted and Vested in 2024 as of the Vesting Date	48,692	7,079
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	245,251	126,753
Total Compensation Actually Paid	1,642,223	1,075,723

2023	CEO	Non-CEO NEOs
SCT Total Compensation	1,134,027	1,214,496
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(188,692)	(69,966)
Add Fair Value of Awards Granted in 2023 Unvested as of 12/31/2023	117,465	156,763
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/23	238,910	103,799
Add Fair Value of Awards Granted and Vested in 2023 as of the Vesting Date	35,158	13,068
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	236,036	163,464
Total Compensation Actually Paid	1,572,904	1,581,624

2022	CEO	Non-CEO NEOs
SCT Total Compensation	954,651	1,083,987
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/22	449,783	359,663
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	236,039	167,207
Total Compensation Actually Paid	1,640,473	1,610,857

Non-PEO NEO Average Total Compensation Amount	$ 453,514	607,248	541,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 537,861	790,812	805,429
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Summary Compensation Table (SCT)

2024	CEO	Non-CEO NEOs
SCT Total Compensation	1,260,285	907,028
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(335,348)	(74,758)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/2024	293,057	45,235
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	130,286	64,386
Add Fair Value of Awards Granted and Vested in 2024 as of the Vesting Date	48,692	7,079
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	245,251	126,753
Total Compensation Actually Paid	1,642,223	1,075,723

2023	CEO	Non-CEO NEOs
SCT Total Compensation	1,134,027	1,214,496
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	(188,692)	(69,966)
Add Fair Value of Awards Granted in 2023 Unvested as of 12/31/2023	117,465	156,763
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/23	238,910	103,799
Add Fair Value of Awards Granted and Vested in 2023 as of the Vesting Date	35,158	13,068
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	236,036	163,464
Total Compensation Actually Paid	1,572,904	1,581,624

2022	CEO	Non-CEO NEOs
SCT Total Compensation	954,651	1,083,987
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/22	449,783	359,663
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	236,039	167,207
Total Compensation Actually Paid	1,640,473	1,610,857

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2022, 2023 and 2024 of the CAP for our Chief Executive Officer and other NEOs, calculated pursuant to SEC rules, to our net loss.
Total Shareholder Return Amount	$ 4	6	30
Net Income (Loss)	$ (12,978,000)	$ (13,316,000)	$ (20,275,000)
PEO Name	Marc H. Hendrick, M.D.	Marc H. Hendrick, M.D.	Marc H. Hendrick, M.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (335,348)	$ (188,692)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,057	117,465
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,286	238,910	$ 449,783
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,692	35,158
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,251	236,036	236,039
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,758)	(69,966)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,235	156,763
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,386	103,799	359,663
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,079	13,068
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 126,753	$ 163,464	$ 167,207